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[SECURIAN_FIN_LOGO_K]


SUPPLEMENT DATED OCTOBER 9, 2018 TO THE FOLLOWING PROSPECTUSES DATED MAY 1,
2018:

    -   VARIABLE ADJUSTABLE LIFE
    -   VARIABLE ADJUSTABLE LIFE-SD
    -   VARIABLE ADJUSTABLE LIFE HORIZON
    -   VARIABLE ADJUSTABLE LIFE SUMMIT
    -   VARIABLE ADJUSTABLE LIFE SURVIVOR
    -   MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (ML VGUL)
    -   SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (SLIC VGUL)
    -   W&R ADVISORS ACCUMULATOR VARIABLE UNIVERSAL LIFE
    -   W&R ADVISORS RETIREMENT BUILDER VARIABLE ANNUITY
    -   W&R ADVISORS RETIREMENT BUILDER II VARIABLE ANNUITY
    -   MULTIOPTION(R) VARIABLE ANNUITY
    -   MULTIOPTION(R) VARIABLE ANNUITY (UMOA)
    -   MULTIOPTION(R) ADVISOR VARIABLE ANNUITY
    -   MULTIOPTION(R) LEGEND VARIABLE ANNUITY
    -   MULTIOPTION(R) EXTRA VARIABLE ANNUITY
    -   MULTIOPTION(R) GUIDE VARIABLE ANNUITY
    -   MULTIOPTION(R) ADVANTAGE VARIABLE ANNUITY
    -   MULTIOPTION(R) ACHIEVER
    -   MULTIOPTION(R) CLASSIC
    -   MULTIOPTION(R) SELECT
    -   MEGANNUITY

A meeting of the shareholders of the Ivy VIP Micro Cap Growth Portfolio ("Ivy VIP Micro Cap Growth Fund") is scheduled for November 1, 2018, for the purpose of approving an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Ivy VIP Micro Cap Growth Fund to, and the assumption of all of the liabilities of the Ivy VIP Micro Cap Growth Fund by, the Ivy VIP Small Cap Growth Portfolio ("Ivy VIP Small Cap Growth Fund") in exchange for shares of the Ivy VIP Small Cap Growth Fund and the distribution of such shares to the shareholders of the Ivy VIP Micro Cap Growth Fund in complete liquidation of the Ivy VIP Micro Cap Growth Fund (the "merger"). Effective on or about November 5, 2018, pending shareholder approval of the merger, the (i) Ivy VIP Micro Cap Growth Fund will merge into the Ivy VIP Small Cap Growth Fund and (ii) the surviving fund, the Ivy VIP Small Cap Growth Fund, will be added as an investment option to those variable annuity and variable life insurance products (the "Products" or "Product") listed above that currently do not offer the surviving fund.* All instructions for the Ivy VIP Micro Cap Growth Fund received after November 2, 2018, will be deemed instructions for the Ivy VIP Small Cap Growth Fund. This includes, but is not limited to, instructions for purchase payments, partial withdrawals, and transfer instructions (including outstanding instructions under any automatic or systematic transfer option).



F92330 10-2018


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After the merger, the Ivy VIP Micro Cap Growth Fund will no longer be an investment option for the Products. The Sub-Account offered under your Product that was previously investing in the Ivy VIP Micro Cap Growth Fund will invest in the Ivy VIP Small Cap Growth Fund and thereafter the policy or contract value will depend on the performance of the Ivy VIP Small Cap Growth Fund. All references in the Product prospectuses to the Ivy VIP Micro Cap Growth Fund will be replaced with the Ivy VIP Small Cap Growth Fund, including the addition of the following:

   FUND NAME                            INVESTMENT ADVISER                   INVESTMENT OBJECTIVE
   Ivy VIP Small Cap Growth Portfolio   Ivy Investment Management Company    To seek to provide growth of capital.


You will have the following rights with regard to your Product as a result of the merger:

     - The right to transfer out of the Ivy VIP Micro Cap Growth Sub-Account to any other Sub-Account regardless of any transfer restrictions, including a waiver of any timing and minimum dollar transfer restrictions, from now through November 2, 2018.
     - The right to transfer out of the Ivy VIP Small Cap Growth Sub-Account to any other Sub-Account regardless of any transfer restrictions, including a waiver of any timing and minimum dollar transfer restrictions, for sixty (60) days after the date of the merger.
     - The waiver of any asset allocation investment requirements that may occur as a result of this merger. The waiver will apply until you make an allocation change, including any Sub-Account transfer, for your contract.

The merger does not result in any change in the amount of your accumulated policy or contract value or in the dollar value of your investment in the separate account. In addition, the merger does not cause any fees or charges under your policy or contract to be greater, it does not alter your rights or our obligations under the policy or contract, and it does not result in any tax liability to you.

A copy of the Ivy VIP Small Cap Growth Fund Prospectus is enclosed for your reference. You should read the Prospectus carefully and consider the investment objectives, risks, charges, and expenses associated with any underlying investment option before you invest.

If you need additional information, please contact your registered representative.

* The Ivy VIP Small Cap Growth Fund is already offered through W&R Advisors Accumulator Variable Universal Life, W&R Retirement Builder Variable Annuity, and W&R Advisors Retirement Builder II Variable Annuity.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.